Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Line Items]
Depreciation expense	$ 4,371	$ 3,865	$ 4,242
Cost and accumulated depreciation		$ 6,331